Note 14 - Voyage, Vessel Operating Expenses and Commissions (Detail) - Commission Consisted of Commissions Charged (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commissions	$ 2,673,703	$ 2,972,967	$ 1,944,473
Third Parties (Member)
Commissions	2,032,599	2,206,663	1,331,475
Related Parties (Member)
Commissions	$ 641,104	$ 766,304	$ 612,998